18. RELATED PARTY TRANSACTIONS	24 Months Ended
Dec. 31, 2020
Notes
18. RELATED PARTY TRANSACTIONS

18.   RELATED PARTY TRANSACTIONS

For the years ended December 31, 2020, 2019 and 2018, the Company recorded the following transactions with related parties:

a)$150,000 in management fees to the Chief Executive Officer and former Executive Vice President of the Company (2019 - $31,250; 2018 - $nil).

b)$nil in consulting fees to the Chief Executive Officer and former Executive Vice President of the Company (2019 - $45,000; 2018 - $nil).

c)$120,000 in management fees to a former President and Chief Executive Officer of the Company (2019 - $143,750; 2018 - $150,000).

d)$120,000 in professional fees to a company controlled by the Chief Financial Officer of the Company (2019 - $75,000; 2018 - $nil)

e)$120,000 in consulting fees to an officer of the Company’s subsidiary, HealthTab Inc. (2019 - $126,667; 2018 - $nil).

f)$nil in consulting fees to a Company of which a former Chief Financial Officer and former Corporate Secretary of the Company are employees (2019 - $47,270; 2018 - $nil).

g)$nil in professional fees to a Company controlled by a former Chief Financial Officer (2019 - $14,000; 2018 - $37,440).

h)The Company issued an aggregate of 1,900,000 shares in settlement of $47,500 in amounts owing to certain directors and officers of the Company for services received. The shares issued to the related parties are subject to a four month plus one day hold period. There was no gain or loss on settlement.

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following:

	Year ended December 31,
	2020	2019	2018
	$	$	$
Consulting fees	120,000	218,936	-
Management fees	270,000	175,000	150,000
Professional fees	120,000	89,000	37,440
Share-based compensation	58,158	41,383	289,008
	568,159	524,319	476,448

As at December 31, 2020 and 2019, the following amounts due to related parties were included in accounts payable and accrued liabilities:

Due to	2020	2019
	$	$
President and former Chief Executive Officer	-	134,339
Chief Executive Officer	-	59,304
Company controlled by the CFO	-	5,513
Officer of HealthTab Inc.	-	122,500
Total	-	321,656